UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23240

Investment Company Act File Number

Eaton Vance Floating Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate 2022 Target Term Trust

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 127.8%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.6%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$750	$752,813
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(2)	2,992	3,003,722

		$3,756,535

Automotive — 1.4%
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,300	$1,311,375
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,000	2,011,042

		$3,322,417

Beverage and Tobacco — 0.1%
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(3)	$150	$151,125

		$151,125

Building and Development — 2.1%
DTZ U.S. Borrower, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	$1,995	$2,001,964
Hanjin International Corp.
Term Loan, Maturing September 20, 2020(3)	200	200,500
Quikrete Holdings, Inc.
Term Loan, Maturing November 15, 2023(3)	2,000	2,000,000
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	750	753,047

		$4,955,511

Business Equipment and Services — 8.2%
AlixPartners, LLP
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024	$1,297	$1,302,415
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(3)	550	550,000
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023	798	801,923
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,990	4,003,441
DigiCert, Inc.
Term Loan, Maturing September 20, 2024(3)	400	404,350
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	1,984	2,006,094
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	1,600	1,600,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	$1,297	$1,304,019
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	2,495	2,511,906
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,297	1,308,400
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	1,300	1,305,823
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	1,436	1,436,532
Vantiv, LLC
Term Loan, Maturing August 7, 2024(3)	425	426,262
Term Loan, Maturing September 18, 2024(3)	125	125,219

		$19,086,384

Cable and Satellite Television — 4.8%
Numericable U.S., LLC
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 14, 2025	$1,297	$1,302,508
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	748	739,120
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025	3,000	3,012,084
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025	3,000	3,014,196
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	3,000	3,014,766

		$11,082,674

Chemicals and Plastics — 8.7%
A. Schulman, Inc.
Term Loan, Maturing June 1, 2022(3)	$3,000	$3,020,625
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,297	1,303,503
Avantor, Inc.
Term Loan, Maturing September 7, 2024(3)	525	526,641
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	2,993	3,011,048
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023	1,343	1,352,137
Kraton Polymers, LLC
Term Loan, Maturing January 6, 2022(3)	1,500	1,519,970
MacDermid, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,995	2,006,209
PPC Industries, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing May 8, 2024	1,000	1,000,625
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	1,992	2,013,466
Proampac PG Borrower, LLC
Term Loan, 5.28%, (USD LIBOR + 4.00%), Maturing November 18, 2023(2)	736	744,910
Solenis International L.P.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	1,000	999,464
Tronox Blocked Borrower, LLC
Term Loan, Maturing September 22, 2024(3)	431	432,934

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tronox Finance, LLC
Term Loan, Maturing September 22, 2024(3)	$994	$999,079
Venator Materials Corporation
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,300	1,307,313

		$20,237,924

Conglomerates — 0.9%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,995	$1,999,988

		$1,999,988

Containers and Glass Products — 5.0%
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	$748	$750,463
Constantia Flexibles Group GmbH
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2022	1,297	1,296,726
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,500	2,503,750
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,920	1,776,021
Multi Color Corporation
Term Loan, Maturing September 20, 2024(3)	150	150,750
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,992	3,007,993
Ring Container Technologies Group, LLC
Term Loan, Maturing September 27, 2024(3)	200	200,500
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	1,995	2,004,818

		$11,691,021

Drugs — 4.6%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$750	$753,633
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	507,657
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,993	3,026,166
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024	1,300	1,312,187
Jaguar Holding Company II
Term Loan, Maturing August 18, 2022(3)	3,000	3,018,408
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,995	1,994,987

		$10,613,038

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023	$2,992	$3,017,113
Wrangler Buyer Corp.
Term Loan, Maturing September 27, 2024(3)	225	226,266

		$3,243,379

Electronics/Electrical — 12.7%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,300	$1,306,910

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Answers Finance, LLC
Term Loan, Maturing April 15, 2021(3)	$600	$586,500
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	268	257,776
Applied Systems, Inc.
Term Loan, Maturing September 19, 2024(3)	950	960,291
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,297	1,309,871
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023	1,284	1,291,108
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	750	751,523
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	1,300	1,309,425
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	748	755,129
Exact Merger Sub, LLC
Term Loan, Maturing September 19, 2024(3)	250	250,938
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	750	759,241
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	748	754,438
Infor (US), Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,992	2,990,377
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	1,995	1,998,451
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	1,296	1,306,036
MA FinanceCo., LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	258	258,348
MH Sub I, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.50%), Maturing September 13, 2024	200	199,196
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	1,742	1,744,688
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,500	2,366,407
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,300	1,287,000
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	1,995	2,002,693
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	748	754,132
VF Holding Corp.
Term Loan, Maturing June 30, 2023(3)	1,000	1,004,861
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	2,000	2,010,027
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	1,297	1,308,080

		$29,523,446

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 3, 2022	$2,993	$3,001,852

		$3,001,852

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, Maturing December 1, 2022(3)	$2,000	$2,025,416
Donnelley Financial Solutions, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 3.00%), Maturing September 30, 2023	1,121	1,125,929
Freedom Mortgage Corporation
Term Loan, Maturing February 23, 2022(3)	2,000	2,036,250
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	1,995	2,007,443

		$7,195,038

Food Products — 2.3%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,400	$1,389,354
American Seafoods Group, LLC
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing August 21, 2023(2)	750	753,188
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	600	518,813
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	736	743,140
JBS USA, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,995	1,972,793

		$5,377,288

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$2,992	$2,992,777
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	2,992	3,009,580
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(2)	748	740,094

		$6,742,451

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,993	$2,881,350
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	486	467,587
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	810	779,312

		$4,128,249

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	$324	$326,613

		$326,613

Health Care — 18.5%
Auris Luxembourg III S.a.r.l.
Term Loan, Maturing January 17, 2022(3)	$2,500	$2,514,062

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	$748	$736,271
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	1,297	1,312,736
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	750	749,687
Certara L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	1,000	1,005,000
CHG Healthcare Services, Inc.
Term Loan, Maturing June 7, 2023(3)	2,000	2,022,916
Community Health Systems, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	3,000	2,988,333
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	1,300	1,299,512
Envision Healthcare Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	2,992	3,015,217
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,297	1,306,476
Greatbatch Ltd.
Term Loan, Maturing October 27, 2022(3)	1,000	1,004,875
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,992	2,996,952
KUEHG Corp.
Term Loan, Maturing August 13, 2022(3)	1,400	1,402,450
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,000	3,024,999
Opal Acquisition, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	748	707,475
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,297	1,302,187
Parexel International Corporation
Term Loan, Maturing August 7, 2024(3)	975	983,044
PharMerica Corporation
Term Loan, Maturing September 26, 2024(3)	325	326,828
Quintiles IMS Incorporated
Term Loan, Maturing March 7, 2024(3)	3,000	3,022,812
Term Loan, Maturing January 31, 2025(3)	275	276,719
Select Medical Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	1,995	2,016,483
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 week USD LIBOR + 3.00%), Maturing May 15, 2022	1,297	1,298,363
Surgery Center Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	2,000	1,986,562
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,992	2,951,335
Tecomet, Inc.
Term Loan, Maturing May 2, 2024(3)	1,300	1,307,042
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	1,297	1,290,266

		$42,848,602

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 1.4%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(2)	$1,297	$1,310,528
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	2,000	1,945,834

		$3,256,362

Industrial Equipment — 9.5%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$1,888	$1,837,594
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024	2,992	3,013,366
Delachaux S.A.
Term Loan, 4.83%, (USD LIBOR + 3.50%), Maturing October 28, 2021(2)	750	757,500
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023	200	199,375
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(4)	86	86,445
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	664	664,961
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021	1,995	2,019,860
Filtration Group Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	1,297	1,306,235
Gardner Denver, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	475	475,918
Gates Global, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024	1,995	2,005,870
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	750	755,781
Paladin Brands Holding, Inc.
Term Loan, Maturing August 15, 2022(3)	425	427,656
Rexnord, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	2,992	3,006,356
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	1,300	1,312,594
Signode Industrial Group US, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing May 4, 2021(2)	2,840	2,845,325
Tank Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing March 16, 2022	1,274	1,275,660

		$21,990,496

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$748	$752,020
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,496	1,502,796
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,500	1,536,796
Hub International Limited
Term Loan, Maturing October 2, 2020(3)	250	251,860
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	748	754,395

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(3)	$1,300	$1,297,562

		$6,095,429

Leisure Goods/Activities/Movies — 4.6%
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,300	$1,308,667
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	748	750,650
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	675	671,926
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	2,992	3,007,069
National CineMedia, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	3,000	2,993,907
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	997	971,221
Travel Leaders Group, LLC
Term Loan, 5.81%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024	1,000	1,011,563

		$10,715,003

Lodging and Casinos — 9.0%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$2,495	$2,506,679
Aristocrat Leisure Limited
Term Loan, Maturing September 19, 2024(3)	225	225,619
Boyd Gaming Corporation
Term Loan, 3.69%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	2,957	2,968,985
Caesars Growth Properties Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 8, 2021	1,297	1,299,255
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(3)	750	755,312
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	2,992	3,012,335
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	748	753,736
Golden Nugget, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	3,317	3,339,001
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	2,992	3,007,755
Las Vegas Sands, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024	2,993	3,007,466

		$20,876,143

Nonferrous Metals/Minerals — 1.9%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,297	$1,305,590
Fairmount Santrol, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	1,496	1,482,143
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	748	687,504

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	$1,000	$1,004,375

		$4,479,612

Oil and Gas — 3.0%
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	$684	$691,188
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	2,000	2,005,416
Fieldwood Energy, LLC
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,500	1,330,001
Green Plains Renewable Energy, Inc.
Term Loan, 6.70%, (1 week USD LIBOR + 5.50%), Maturing August 18, 2023	875	878,646
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,995	1,988,753

		$6,894,004

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	$1,300	$1,308,125
Harland Clarke Holdings Corp.
Term Loan, Maturing February 9, 2022(3)	750	754,085
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,058	1,068,674

		$3,130,884

Radio and Television — 2.2%
CBS Radio, Inc.
Term Loan, Maturing October 17, 2023(3)	$1,300	$1,310,400
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(3)	150	150,703
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	1,243	1,248,142
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	400	402,000
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,995	1,979,195

		$5,090,440

Retailers (Except Food and Drug) — 1.3%
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	$745	$750,747
Staples, Inc.
Term Loan, Maturing September 12, 2024(3)	225	224,157
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	1,300	1,227,688
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	748	749,060

		$2,951,652

Steel — 1.7%
Atkore International, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	$1,995	$2,009,688

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	$1,796	$1,805,434

		$3,815,122

Surface Transport — 0.6%
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	$303	$303,145
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	994	995,305

		$1,298,450

Telecommunications — 4.8%
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	$748	$752,053
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	1,298	1,269,835
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	2,000	1,996,042
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(3)	200	201,063
Onvoy, LLC
Term Loan, 5.83%, (1 week USD LIBOR + 4.50%), Maturing February 10, 2024	798	797,496
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,992	3,000,764
Telesat Canada
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	2,992	3,021,585

		$11,038,838

Utilities — 2.3%
Calpine Corporation
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	$1,995	$1,993,523
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	1,250	1,261,028
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	50	50,257
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	76	76,127
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,224	1,221,740
Talen Energy Supply, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	848	832,572

		$5,435,247

Total Senior Floating-Rate Loans (identified cost $297,137,232)		$296,351,217

Corporate Bonds & Notes — 27.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.9%
Air Canada
7.75%, 4/15/21(5)	$1,000	$1,142,500
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(5)	1,000	1,015,000

Security	Principal Amount (000’s omitted)	Value
TransDigm, Inc.
5.50%, 10/15/20	$1,000	$1,016,250
6.00%, 7/15/22	1,000	1,040,000
United Continental Holdings, Inc.
4.25%, 10/1/22	85	85,744

		$4,299,494

Automotive — 1.3%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	$1,000	$1,035,585
Navistar International Corp.
8.25%, 11/1/21	1,000	1,006,275
ZF North America Capital, Inc.
4.50%, 4/29/22(5)	1,000	1,055,000

		$3,096,860

Building and Development — 1.1%
Penske Automotive Group, Inc.
3.75%, 8/15/20	$500	$511,250
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(5)	1,000	1,067,500
Standard Industries, Inc.
5.50%, 2/15/23(5)	1,000	1,061,250

		$2,640,000

Cable and Satellite Television — 1.8%
Cablevision Systems Corp.
5.875%, 9/15/22	$1,000	$1,037,500
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,035,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(5)	1,000	1,022,500
DISH DBS Corp.
5.00%, 3/15/23	1,000	1,029,375

		$4,124,375

Chemicals and Plastics — 0.9%
Platform Specialty Products Corp.
6.50%, 2/1/22(5)	$1,000	$1,038,750
Tronox Finance, LLC
7.50%, 3/15/22(5)	1,000	1,058,750

		$2,097,500

Consumer Products — 0.5%
HRG Group, Inc.
7.75%, 1/15/22	$1,000	$1,048,750

		$1,048,750

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(5)	$1,000	$1,028,250

		$1,028,250

Security	Principal Amount (000’s omitted)	Value
Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(5)	$500	$523,900

		$523,900

Diversified Financial Services — 1.0%
FBM Finance, Inc.
8.25%, 8/15/21(5)	$2,180	$2,343,500

		$2,343,500

Drugs — 0.9%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(5)	$1,000	$1,003,440
6.50%, 3/15/22(5)	1,000	1,057,500

		$2,060,940

Electronics/Electrical — 1.4%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,091,250
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,041,870
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(5)	1,000	1,067,500

		$3,200,620

Energy — 0.5%
TerraForm Power Operating, LLC
6.375%, 2/1/23(5)	$1,000	$1,045,000

		$1,045,000

Financial Intermediaries — 1.1%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,050,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	522,500
Navient Corp.
5.50%, 1/25/23	1,007	1,023,364

		$2,595,864

Health Care — 1.2%
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(5)(6)	$500	$520,000
HCA, Inc.
7.50%, 2/15/22	1,000	1,149,690
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(5)	1,000	1,117,500

		$2,787,190

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,095,000

		$1,095,000

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.4%
Sabre GLBL, Inc.
5.375%, 4/15/23(5)	$1,000	$1,041,300

		$1,041,300

Lodging and Casinos — 0.9%
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(5)	$1,000	$1,051,250
MGM Resorts International
6.00%, 3/15/23	1,000	1,105,000

		$2,156,250

Metals/Mining — 0.5%
Hudbay Minerals, Inc.
7.25%, 1/15/23(5)	$1,000	$1,070,000

		$1,070,000

Nonferrous Metals/Minerals — 1.1%
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, 3/1/22(5)	$510	$547,612
Freeport-McMoRan, Inc.
3.875%, 3/15/23	1,000	990,000
Teck Resources, Ltd.
3.75%, 2/1/23	1,000	1,016,450

		$2,554,062

Oil and Gas — 3.8%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$1,027,500
Continental Resources, Inc.
4.50%, 4/15/23	1,000	1,005,000
CrownRock, L.P./CrownRock Finance, Inc.
7.75%, 2/15/23(5)	1,000	1,072,500
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(5)	500	505,625
Matador Resources Co.
6.875%, 4/15/23	1,000	1,063,750
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,000	1,022,500
Resolute Energy Corp.
8.50%, 5/1/20	1,000	1,022,500
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	1,000	1,067,500
Tervita Escrow Corp.
7.625%, 12/1/21(5)	1,000	1,017,500

		$8,804,375

Publishing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(5)(6)	$1,000	$1,002,500

		$1,002,500

Security	Principal Amount (000’s omitted)	Value
Road & Rail — 0.5%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(5)	$1,000	$1,042,500

		$1,042,500

Software and Services — 0.4%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(5)(6)	$1,000	$1,022,800

		$1,022,800

Steel — 0.4%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,025,000

		$1,025,000

Surface Transport — 0.9%
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(5)	$1,000	$1,042,625
XPO Logistics, Inc.
6.50%, 6/15/22(5)	1,000	1,053,750

		$2,096,375

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(5)	$1,000	$1,047,920

		$1,047,920

Telecommunications — 2.8%
Altice Financing S.A.
6.625%, 2/15/23(5)	$1,000	$1,062,500
CenturyLink, Inc.
5.80%, 3/15/22	1,000	1,000,000
SBA Communications Corp.
4.00%, 10/1/22(5)(7)	90	90,450
Sprint Communications, Inc.
6.00%, 11/15/22	2,000	2,159,400
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,056,250
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,063,450

		$6,432,050

Utilities — 0.5%
AES Corp. (The)
7.375%, 7/1/21	$1,000	$1,147,600

		$1,147,600

Total Corporate Bonds & Notes (identified cost $64,274,868)		$64,429,975

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.4%
NRG Yield, Inc.
3.25%, 6/1/20(5)	$1,000	$1,001,875

Total Convertible Bonds (identified cost $1,001,769)		$1,001,875

Short-Term Investments — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(8)	9,549,259	$9,550,214

Total Short-Term Investments (identified cost $9,550,996)		$9,550,214

Total Investments — 160.1% (identified cost $371,964,865)		$371,333,281

Less Unfunded Loan Commitments — (0.0)%(9)		$(19,912)

Net Investments — 160.1% (identified cost $371,944,953)		$371,313,369

Other Assets, Less Liabilities — (60.1)%		$(139,398,621)

Net Assets Applicable to Common Shares — 100.0%		$231,914,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	The stated interest rate represents the weighted average interest rate at September 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after September 30, 2017, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $32,840,547 or 14.2% of the Trust’s net assets applicable to common shares.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	When-issued security.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $114,702.

(9)	Amount is less than (0.05)%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”) to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees. The Trust commenced operations on July 31, 2017.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Concentration of Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

The Trust did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$296,331,305	$—	$296,331,305
Corporate Bonds & Notes	—	64,429,975	—	64,429,975
Convertible Bonds	—	1,001,875	—	1,001,875
Short-Term Investments	—	9,550,214	—	9,550,214
Total Investments	$—	$371,313,369	$—	$371,313,369

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 20, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 20, 2017